Share of net profit - Equity method (Tables)	12 Months Ended
Dec. 31, 2023
Share of net profit - Equity method
Schedule of share of net profit - Equity method

For the period
started January 1, 2023,
(in thousands of euros)	to December 31, 2023
General and administrative expenses	(1,028)
Net operating loss	(1,028)
Financial income	85
Financial expenses	(162)
Net financial income	(77)
Income (expense) tax	(6)
Net loss for the period	(1,111)
Exchange difference on translation of foreign operations	255
Items that will not be reclassified subsequently to profit or loss	255
Total comprehensive loss	(857)

For the period
started October 11, 2023,
(in thousands of euros)	to December 31, 2023
Net loss for the period	(879)
Exchange difference on translation of foreign operations	231
Items that will not be reclassified subsequently to profit or loss	231
Total comprehensive loss	(647)

Group's share in %	15%
Share of net loss	(134)
Elimination of downstream sales	(1,881)
Share of net loss - Equity method	(2,015)